Operating costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Labour costs
Wages, salaries and related taxes and benefits	$ (4,236)	$ (4,108)
Post-employment benefit plans service cost (net of capitalized amounts)	(266)	(269)
Other labour costs	(990)	(975)
Less:
Capitalized labour	1,068	1,007
Total labour costs	(4,424)	(4,345)
Cost of revenues	(7,290)	(6,967)
Other operating costs	(1,842)	(1,964)
Total operating costs	(13,556)	(13,276)
Research and development expense	$ 57	$ 47